INCOME TAX - Paragraphs (Details) $ in Millions	1 Months Ended	12 Months Ended
	Jun. 30, 2021 item	Dec. 31, 2021 USD ($)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Number of tiered tax structures | item	3
Income Up To AR$5 Million [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Percentage of taxable income	25.00%
Income Up To AR$50 Million [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Percentage of taxable income	30.00%
Income Exceeding AR$50 Million [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Percentage of taxable income	35.00%
Maximum | Income Up To AR$5 Million [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Threshold limit of income for net taxable rate		$ 5
Maximum | Income Up To AR$50 Million [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Threshold limit of income for net taxable rate		50
Maximum | Income Exceeding AR$50 Million [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Threshold limit of income for net taxable rate		$ 50